(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
May 31, 2002


Merrill Lynch
Disciplined
Equity Fund, Inc.


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Disciplined Equity Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH DISCIPLINED EQUITY FUND, INC.


Worldwide
Investments
As of 5/31/02

                                         Percent of
Ten Largest Equity Holdings              Net Assets

General Electric Company                     3.5%
Intel Corporation                            2.5
American International Group, Inc.           2.1
The Procter & Gamble Company                 2.1
Wal-Mart Stores, Inc.                        2.0
Johnson & Johnson                            2.0
Citigroup Inc.                               2.0
Pfizer Inc.                                  1.9
Microsoft Corporation                        1.8
Exxon Mobil Corporation                      1.7


                                         Percent of
Geographic Allocation                   Net Assets++

United States                               95.7%
Netherlands                                  0.8
Canada                                       0.6
Bermuda                                      0.4

++Total may not equal 100%.



                                         Percent of
Five Largest Industries                  Net Assets

Pharmaceuticals                              7.8%
Diversified Financials                       7.7
Semiconductor Equipment & Products           6.5
Banks                                        6.4
Specialty Retail                             6.1



Custodian
The Chase Manhattan Bank
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863



Merrill Lynch Disciplined Equity Fund, Inc., May 31, 2002


DEAR SHAREHOLDER


Investment Environment
For the year ended May 31, 2002, the environment for equity investing was one of the most difficult and chaotic in recent memory. Markets rebounded after the tragic events of September 11, 2001, as investors expected a V-shaped economic recovery. As evidence mounted that the economy had not yet hit bottom and earnings continued to be disappointing, share prices continued their decline. Our consistent adherence to core philosophies of only buying what we believe are growing companies at reasonable prices allowed the Fund to weather the storm and perform credibly.

Just as many investors were too bullish in December 2001, we believe investors are overly bearish entering the summer months of 2002. Sentiment toward economic activity has improved sharply. News stories on economic strength presently comprise more than 60% of all news articles, up from the nadir of 32% reached a year ago. More earnings estimates are being raised than lowered, but despite all this, the market is nearing its September 21, 2001 lows.

Our investment strategy in this environment continues to seek those stocks we believe possess low price-to-earnings ratios compared to their peers that have been exceeding earnings expectations and/or have had future earnings estimates raised recently. In the past few months, we reduced our underweighted position in cyclical sectors such as technology in anticipation of continued economic growth. Our sector weights are largely neutral compared to the unmanaged Standard & Poor's 500 (S&P 500) Index as we focus on sub-industry trends and specific stock selection. In the consumer space, we added to names with better earnings growth prospects, such as Lowe's Companies, Inc., The TJX Companies, Inc. and Kraft Foods Inc. We also added to the semiconductor sector companies that we expect to lead the group if a technology turnaround takes shape. In health care, we remain overweighted in managed care and underweighted in pharmaceuticals. We will continue to add offensive companies going forward as we see evidence of earnings improvements.


Fiscal Year in Review
For the year ended May 31, 2002, the Fund's Class A, Class B, Class C and Class D Shares had total returns of -11.38%, -12.30%, -12.29% and -11.54%, respectively. This compares favorably to the -13.85% total return for the unmanaged S&P 500 Index for the same period. (The Fund now compares itself to the S&P 500 Index because Fund management believes it provides for a better comparison relative to its emphasis on stocks having a large stock market capitalization. The Fund previously used the Russell 1000 Index as its benchmark. The Fund's total returns compared favorably to the Russell 1000 Index total return of -13.34%.) The Fund also outperformed the Lipper Large Cap Core Average, which recorded a total return of -15.33%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

The Fund's outperformance relative to the benchmark was primarily the result of defensive stock and sector allocation in a declining market. The Fund was overweighted in financials, health services and consumer products and underweighted in technology, manufacturing and telecommunication stocks. We sought out companies that we believed continued to demonstrate strong earnings growth despite deteriorating economic conditions. In financials, we added value by focusing on companies with pricing power such as property and casualty insurers and brokers. We also benefited from a strong wave of consumer spending on home improvements, which helped boost the earnings of companies such as Lowe's Companies, Inc., The Home Depot, Inc. and Mohawk Industries, Inc.


In Conclusion
We thank you for your investment in Merrill Lynch Disciplined Equity Fund, Inc., and we look forward to reviewing our investment strategy with you again in our next report to shareholders.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Andrea Mitroff)
Andrea Mitroff
Portfolio Manager



July 3, 2002



We are pleased to announce that Andrea Mitroff is responsible for the day-to-day management of Merrill Lynch Disciplined Equity Fund, Inc. Ms. Mitroff joined Merrill Lynch Investment Managers, L.P. in August 1999. Previously, she was Director of Quantitative Analysis at AIM, formerly GT Global/Chancellor LGT, and was employed by BARRA for a three-year period.



PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Merrill Lynch Disciplined Equity Fund, Inc., May 31, 2002


PERFORMANCE DATA (concluded)


Total Return
Based on a
$10,000
Investment


A line graph illustrating the growth of a $10,000 investment in ML Discipline Equity Fund, Inc.++ Class A and Class B Shares* compared to a similar investment in S&P 500 Index++++ and Russell
1000 Index++++++. Values illustrated are as follows:


ML Discipline Equity Fund, Inc.++
Class A Shares*

Date                              Value

6/25/1999**                     $ 9,475.00
May 2000                        $10,034.00
May 2001                        $10,366.00
May 2002                        $ 9,186.00


ML Discipline Equity Fund, Inc.++
Class B Shares*

Date                              Value

6/25/1999**                     $10,000.00
May 2000                        $10,490.00
May 2001                        $10,720.00
May 2002                        $ 9,130.00


S&P 500 Index++++

Date                              Value

6/25/1999**                     $10,000.00
May 2000                        $10,467.00
May 2001                        $ 9,362.00
May 2002                        $ 8,064.00


Russell 1000 Index++++++

Date                              Value

6/25/1999**                     $10,000.00
May 2000                        $10,653.00
May 2001                        $ 9,506.00
May 2002                        $ 8,238.00



A line graph illustrating the growth of a $10,000 investment in ML Discipline Equity Fund, Inc.++ Class C and Class D Shares* compared to a similar investment in S&P 500 Index++++ and Russell
1000 Index++++++. Values illustrated are as follows:


ML Discipline Equity Fund, Inc.++
Class C Shares*

Date                              Value

6/25/1999**                     $10,000.00
May 2000                        $10,480.00
May 2001                        $10,720.00
May 2002                        $ 9,403.00


ML Discipline Equity Fund, Inc.++
Class D Shares*

Date                              Value

6/25/1999**                     $ 9,475.00
May 2000                        $10,006.00
May 2001                        $10,309.00
May 2002                        $ 9,119.00


S&P 500 Index++++

Date                              Value

6/25/1999**                     $10,000.00
May 2000                        $10,467.00
May 2001                        $ 9,362.00
May 2002                        $ 8,064.00


Russell 1000 Index++++++

Date                              Value

6/25/1999**                     $10,000.00
May 2000                        $10,653.00
May 2001                        $ 9,506.00
May 2002                        $ 8,238.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**Commencement of operations.
++ML Disciplined Equity Fund, Inc. invests primarily in income-producing common stocks with a focus on companies likely to experience earnings growth over time.
++++This unmanaged broad-based Index measures the performance of common stocks.
++++++This unmanaged broad-based Index measures the performance of the 1,000 largest US companies in the Russell 3000 Index, based on total market capitalization.

Past performance is not indicative of future results.



Average Annual
Total Return


                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

One Year Ended 3/31/02                     -2.00%         -7.14%
Inception (6/25/99) through 3/31/02        +0.66          -1.29

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class B Shares*

One Year Ended 3/31/02                     -3.04%         -6.77%
Inception (6/25/99) through 3/31/02        -0.36          -1.41

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class C Shares*

One Year Ended 3/31/02                     -2.94%         -3.87%
Inception (6/25/99) through 3/31/02        -0.36          -0.36

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class D Shares*

One Year Ended 3/31/02                     -2.30%         -7.43%
Inception (6/25/99) through 3/31/02        +0.40          -1.54

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Recent
Performance
Results*

                                                       6-Month           12-Month       Since Inception
As of May 31, 2002                                   Total Return      Total Return       Total Return
ML Disciplined Equity Fund, Inc. Class A Shares          -3.41%           -11.38%            -3.05%
ML Disciplined Equity Fund, Inc. Class B Shares          -3.92            -12.30             -5.98
ML Disciplined Equity Fund, Inc. Class C Shares          -3.92            -12.29             -5.98
ML Disciplined Equity Fund, Inc. Class D Shares          -3.53            -11.54             -3.76

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
Fund commenced operations on 6/25/99.


Merrill Lynch Disciplined Equity Fund, Inc., May 31, 2002


SCHEDULE OF INVESTMENTS                                                                                     (in US dollars)

                                   Shares                                                                        Percent of
COUNTRY        Industries           Held                    Common Stocks                    Cost        Value   Net Assets
Bermuda        Insurance            6,500   ACE Limited                                $    254,965   $    224,965     0.4%

                                            Total Common Stocks in Bermuda                  254,965        224,965      0.4


Canada         Communications      40,800   Nortel Networks Corporation                     145,248         90,168      0.2
               Equipment

               Metals &            10,700   Barrick Gold Corporation                        225,342        233,260      0.4
               Mining

                                            Total Common Stocks in Canada                   370,590        323,428      0.6


Netherlands    Oil & Gas            8,000   Royal Dutch Petroleum Company
                                            (NY Registered Shares)                          411,478        440,000      0.8

                                            Total Common Stocks in the Netherlands          411,478        440,000      0.8


United         Aerospace &          4,900   General Dynamics Corporation                    300,517        492,940      0.9
States         Defense              5,000   Lockheed Martin Corporation                     289,950        310,250      0.6
                                    2,500   United Technologies Corporation                 124,300        172,175      0.3
                                                                                       ------------   ------------   ------
                                                                                            714,767        975,365      1.8

               Air Freight &        4,000   FedEx Corp.                                     214,073        215,800      0.4
               Logistics

               Airlines            10,000   ++AMR Corporation                               246,733        209,500      0.4
                                   16,000   Southwest Airlines Co.                          293,688        272,480      0.5
                                                                                       ------------   ------------   ------
                                                                                            540,421        481,980      0.9

               Auto                 6,000   ++Lear Corporation                              237,720        277,320      0.5
               Components

               Banks               10,000   Bank of America Corporation                     629,390        758,100      1.4
                                    4,700   Commerce Bancorp, Inc.                          229,266        226,258      0.4
                                    8,100   FleetBoston Financial Corporation               286,228        285,444      0.5
                                    8,000   North Fork Bancorporation                       251,760        314,480      0.6
                                   11,000   U.S. Bancorp                                    224,730        260,150      0.5
                                   12,100   Wachovia Corporation                            456,291        464,277      0.9
                                   14,171   Washington Mutual, Inc.                         419,463        550,827      1.0
                                   11,600   Wells Fargo Company                             507,545        607,840      1.1
                                                                                       ------------   ------------   ------
                                                                                          3,004,673      3,467,376      6.4

               Beverages            2,100   Adolph Coors Company (Class B)                  142,749        140,154      0.3
                                    7,200   Anheuser-Busch Companies, Inc.                  282,126        371,592      0.7
                                    2,400   The Coca-Cola Company                           109,704        133,344      0.3
                                   10,200   The Pepsi Bottling Group, Inc.                  304,710        336,804      0.6
                                   10,900   PepsiCo, Inc.                                   502,061        566,582      1.0
                                                                                       ------------   ------------   ------
                                                                                          1,341,350      1,548,476      2.9

               Chemicals            3,000   Praxair, Inc.                                   176,970        168,000      0.3

               Commercial           2,500   Avery Dennison Corporation                      169,918        163,425      0.3
               Services &          19,000   ++Cendant Corporation                           340,060        347,320      0.6
               Supplies             8,400   ++Concord EFS, Inc.                             280,147        262,500      0.5
                                    9,800   First Data Corporation                          592,908        776,160      1.4
                                    7,000   H & R Block, Inc.                               306,120        314,300      0.6
                                                                                       ------------   ------------   ------
                                                                                          1,689,153      1,863,705      3.4

               Communications      48,800   ++Cisco Systems, Inc.                           819,919        769,576      1.4
               Equipment           59,700   Lucent Technologies Inc.                        412,625        277,605      0.5
                                    8,900   ++QUALCOMM Incorporated                         286,039        281,596      0.6
                                   16,500   ++Tellabs, Inc.                                 144,759        159,225      0.3
                                                                                       ------------   ------------   ------
                                                                                          1,663,342      1,488,002      2.8

               Computers &         14,400   ++Dell Computer Corporation                     370,265        386,640      0.7
               Peripherals         12,000   ++EMC Corporation                               155,400         87,000      0.2
                                   31,791   Hewlett-Packard Company                         579,557        606,890      1.2
                                    8,200   International Business Machines
                                            Corporation                                     889,151        659,690      1.2
                                   44,500   ++Palm, Inc.                                    145,070         70,755      0.1
                                   31,800   ++Sun Microsystems, Inc.                        426,216        219,420      0.4
                                                                                       ------------   ------------   ------
                                                                                          2,565,659      2,030,395      3.8

               Containers &         5,000   Bemis Company, Inc.                             281,150        249,500      0.5
               Packaging

               Diversified          5,000   Ambac Financial Group, Inc.                     230,300        336,800      0.6
               Financials           6,600   American Express Company                        261,582        280,566      0.5
                                    6,400   Capital One Financial Corporation               411,973        399,616      0.7
                                   25,300   Citigroup Inc.                                1,205,956      1,092,454      2.0
                                    4,000   Fannie Mae                                      237,120        320,040      0.6
                                    7,500   Household International, Inc.                   395,031        383,625      0.7
                                   10,300   J.P. Morgan Chase & Co.                         369,074        370,285      0.7
                                    5,000   Morgan Stanley Dean Witter & Co.                246,550        227,300      0.4
                                   12,100   ++Prudential Financial, Inc.                    332,750        417,329      0.8
                                    3,700   SLM Corporation                                 360,528        356,976      0.7
                                                                                       ------------   ------------   ------
                                                                                          4,050,864      4,184,991      7.7

               Diversified          7,000   ALLTEL Corporation                              388,920        360,430      0.7
               Telecommuni-        24,500   Qwest Communications International Inc.         144,528        126,420      0.2
               cation              10,300   SBC Communications Inc.                         404,212        353,187      0.6
               Services             9,900   Sprint Corporation                              168,102        162,855      0.3
                                   11,200   Verizon Communications                          599,926        481,600      0.9
                                                                                       ------------   ------------   ------
                                                                                          1,705,688      1,484,492      2.7

               Electric            18,600   ++The AES Corporation                           144,673        121,830      0.2
               Utilities            5,000   ALLETE, Inc.                                    151,554        150,100      0.3
                                    6,800   FirstEnergy Corp.                               251,589        234,668      0.4
                                                                                       ------------   ------------   ------
                                                                                            547,816        506,598      0.9

               Energy               2,600   Schlumberger Limited                            147,650        134,264      0.2
               Equipment &          8,000   Transocean Inc.                                 288,703        305,360      0.6
               Services                                                                ------------   ------------   ------
                                                                                            436,353        439,624      0.8


Merrill Lynch Disciplined Equity Fund, Inc., May 31, 2002


SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)

                                   Shares                                                                        Percent of
COUNTRY        Industries           Held                    Common Stocks                    Cost        Value   Net Assets
United         Food & Drug         13,100   ++The Kroger Co.                           $    321,261   $    292,785     0.5%
States         Retailing            9,000   Nash-Finch Company                              246,395        279,450      0.5
(continued)                         8,000   SUPERVALU Inc.                                  194,086        241,440      0.5
                                                                                       ------------   ------------   ------
                                                                                            761,742        813,675      1.5

               Food Products        9,000   Kellogg Company                                 300,420        330,300      0.6
                                   12,900   Kraft Foods Inc. (Class A)                      524,293        554,829      1.0
                                                                                       ------------   ------------   ------
                                                                                            824,713        885,129      1.6

               Gas Utilities        3,600   El Paso Corporation                             143,352         92,340      0.2

               Health Care          5,000   Baxter International Inc.                       292,350        268,500      0.5
               Equipment &          6,000   ++St. Jude Medical, Inc.                        439,380        506,400      0.9
               Supplies                                                                ------------   ------------   ------
                                                                                            731,730        774,900      1.4

               Health Care          3,900   CIGNA Corporation                               377,188        413,595      0.8
               Providers &          2,500   Cardinal Health, Inc.                            64,571        166,150      0.3
               Services             6,500   HCA Inc.                                        247,227        319,345      0.6
                                    2,900   ++Laboratory Corporation of America
                                            Holdings                                        121,380        142,245      0.3
                                    9,100   McKesson HBOC, Inc.                             310,950        341,250      0.6
                                    5,300   ++Tenet Healthcare Corporation                  287,362        394,850      0.7
                                    6,600   UnitedHealth Group Incorporated                 354,938        599,280      1.1
                                    3,000   ++Wellpoint Health Networks Inc.                198,363        222,480      0.4
                                                                                       ------------   ------------   ------
                                                                                          1,961,979      2,599,195      4.8

               Hotels,              4,100   ++International Game Technology                 214,582        256,250      0.5
               Restaurants &        5,000   ++YUM! Brands, Inc.                             273,126        319,500      0.6
               Leisure                                                                 ------------   ------------   ------
                                                                                            487,708       575,750       1.1

               Household            6,100   Fortune Brands, Inc.                            302,059        327,265      0.6
               Durables             3,600   Maytag Corporation                              160,272        161,244      0.3
                                    6,200   ++Mohawk Industries, Inc.                       313,661        406,224      0.8
                                    3,000   Whirlpool Corporation                           197,100        214,200      0.4
                                                                                       ------------   ------------   ------
                                                                                            973,092      1,108,933      2.1

               Household           12,500   The Procter & Gamble Company                    934,280      1,119,375      2.1
               Products

               IT Consulting &      7,800   ++Affiliated Computer Services, Inc.
               Services                     (Class A)                                       312,255        433,992      0.8
                                    7,000   Electronic Data Systems Corporation             386,330        369,740      0.7
                                                                                       ------------   ------------   ------
                                                                                            698,585        803,732      1.5

               Industrial          59,900   General Electric Company                      2,056,600      1,865,286      3.5
               Conglomerates       15,500   Tyco International Ltd.                         271,622        340,225      0.6
                                                                                       ------------   ------------   ------
                                                                                          2,328,222      2,205,511      4.1

               Insurance           16,987   American International Group, Inc.            1,127,557      1,137,620      2.1
                                    3,800   The Chubb Corporation                           285,646        285,608      0.5
                                    6,700   John Hancock Financial Services, Inc.           202,422        245,823      0.5
                                   15,300   MetLife, Inc.                                   443,419        508,419      0.9
                                    3,800   The Progressive Corporation                     216,904        224,998      0.4
                                   10,000   ++Willis Group Holdings Limited                 281,555        325,300      0.6
                                                                                       ------------   ------------   ------
                                                                                          2,557,503      2,727,768      5.0

               Machinery            5,000   ITT Industries, Inc.                            269,084        335,000      0.6

               Media               29,400   ++AOL Time Warner Inc.                          984,898        549,780      1.0

               Multiline            4,000   ++Kohl's Corporation                            266,200        300,000      0.6
               Retail              15,000   Sears, Roebuck & Co.                            714,120        885,750      1.6
                                    6,600   Target Corporation                              262,401        273,570      0.5
                                   20,400   Wal-Mart Stores, Inc.                         1,059,616      1,103,640      2.0
                                                                                       ------------   ------------   ------
                                                                                          2,302,337      2,562,960      4.7

               Oil & Gas            4,317   ChevronTexaco Corporation                       376,077        376,658      0.7
                                   22,800   Exxon Mobil Corporation                         926,754        910,404      1.7
                                    2,300   Phillips Petroleum Company                      140,148        132,365      0.2
                                                                                       ------------   ------------   ------
                                                                                          1,442,979      1,419,427      2.6

               Pharmaceuticals      3,300   Abbott Laboratories                             183,348        156,750      0.3
                                    3,800   AmerisourceBergen Corporation                   172,516        292,942      0.5
                                    3,600   Eli Lilly and Company                           269,574        232,920      0.4
                                    4,000   ++Forest Laboratories, Inc.                     313,242        295,320      0.6
                                   17,900   Johnson & Johnson                               926,375      1,098,165      2.0
                                   10,066   ++King Pharmaceuticals, Inc.                    330,140        272,285      0.5
                                    7,200   Merck & Co., Inc.                               539,854        411,120      0.8
                                   30,000   Pfizer Inc.                                   1,097,522      1,038,000      1.9
                                    7,600   Wyeth                                           464,128        421,800      0.8
                                                                                       ------------   ------------   ------
                                                                                          4,296,699      4,219,302      7.8

               Road & Rail          3,000   Union Pacific Corporation                       182,520        183,720      0.3

               Semiconductor        4,000   ++Analog Devices, Inc.                          146,095        146,480      0.3
               Equipment &         10,300   ++Applied Materials, Inc.                       258,949        228,454      0.4
               Products            49,300   Intel Corporation                             1,394,035      1,360,187      2.5
                                    2,300   ++KLA-Tencor Corporation                        139,154        119,945      0.2
                                    8,600   ++Microchip Technology                          281,663        257,054      0.5
                                   14,000   ++Micron Technology, Inc.                       477,059        330,120      0.6
                                    7,000   ++NVIDIA Corporation                            387,680        234,150      0.4
                                    5,500   ++Novellus Systems, Inc.                        281,448        233,640      0.4
                                   17,400   Texas Instruments Incorporated                  574,963        498,858      0.9
                                   25,800   ++Vitesse Semiconductor Corporation             145,254        129,516      0.3
                                                                                       ------------   ------------   ------
                                                                                          4,086,300      3,538,404      6.5

               Software            25,300   Computer Associates International, Inc.         812,914        439,208      0.8
                                   19,100   ++Microsoft Corporation                       1,074,032        972,190      1.8
                                   26,000   ++Oracle Corporation                            395,265        205,400      0.4
                                    5,000   ++PeopleSoft, Inc.                              194,683        102,650      0.2
                                                                                       ------------   ------------   ------
                                                                                          2,476,894      1,719,448      3.2


Merrill Lynch Disciplined Equity Fund, Inc., May 31, 2002


SCHEDULE OF INVESTMENTS (concluded)                                                                         (in US dollars)

                                   Shares                                                                        Percent of
COUNTRY        Industries           Held                    Common Stocks                    Cost        Value   Net Assets
United         Specialty           15,000   ++AutoNation, Inc.                         $    172,200   $    258,450     0.5%
States         Retail               8,400   ++Best Buy Co., Inc.                            379,557        388,080      0.7
(concluded)                         9,800   Blockbuster Inc. (Class A)                      200,240        269,500      0.5
                                   22,200   ++Hollywood Entertainment Corporation           355,802        429,570      0.8
                                   10,400   The Home Depot, Inc.                            493,761        433,576      0.8
                                   10,100   Lowe's Companies, Inc.                          306,810        476,316      0.9
                                    7,000   ++Office Depot, Inc.                            130,410        127,960      0.2
                                    8,000   Ross Stores, Inc.                               305,031        337,040      0.6
                                   26,900   The TJX Companies, Inc.                         488,552        567,321      1.1
                                                                                       ------------   ------------   ------
                                                                                          2,832,363      3,287,813      6.1

               Tobacco             10,000   Philip Morris Companies Inc.                    465,965        572,500      1.1

               Wireless            16,000   ++AT&T Wireless Services Inc.                   144,000        129,760      0.3
               Telecommuni-        26,700   ++Nextel Communications, Inc. (Class A)         144,447        129,495      0.2
               cation               6,000   ++Sprint Corp. (PCS Group)                      140,760         62,640      0.1
               Services                                                                ------------   ------------   ------
                                                                                            429,207        321,895      0.6

                                            Total Common Stocks in the
                                            United States                                51,342,151     51,798,181     95.7

                                            Total Investments in Common Stocks           52,379,184     52,786,574     97.5



                                 Face
                                Amount                  Short-Term Securities
United         Commercial   US$ 1,346,000   General Motors Acceptance Corp.,
States         Paper*                       1.91% due 6/03/2002                           1,345,857      1,345,857      2.5

                                            Total Investments in Short-Term
                                            Securities                                    1,345,857      1,345,857      2.5


               Total Investments                                                       $ 53,725,041     54,132,431    100.0
                                                                                       ============
               Other Assets Less Liabilities                                                                14,921      0.0
                                                                                                      ------------   ------
               Net Assets                                                                             $ 54,147,352   100.0%
                                                                                                      ============   ======


*Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
++Non-income producing security.

See Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES


                As of May 31, 2002
Assets:         Investments, at value (identified cost--$53,725,041)                                           $ 54,132,431
                Cash                                                                                                    166
                Receivables:
                   Securities sold                                                            $    530,779
                   Dividends                                                                        68,527
                   Capital shares sold                                                                  46          599,352
                                                                                              ------------
                Prepaid registration fees                                                                            98,509
                                                                                                               ------------
                Total assets                                                                                     54,830,458
                                                                                                               ------------

Liabilities:    Payables:
                   Securities purchased                                                            386,164
                   Capital shares redeemed                                                         147,666
                   Distributor                                                                      39,401
                   Investment adviser                                                               27,604          600,835
                                                                                              ------------
                Accrued expenses                                                                                     82,271
                                                                                                               ------------
                Total liabilities                                                                                   683,106
                                                                                                               ------------

Net Assets:     Net assets                                                                                     $ 54,147,352
                                                                                                               ============

Net Assets      Class A Shares of Common Stock, $.10 par value, 100,000,000
Consist of:     shares authorized                                                                              $     48,168
                Class B Shares of Common Stock, $.10 par value, 100,000,000
                shares authorized                                                                                   399,336
                Class C Shares of Common Stock, $.10 par value, 100,000,000
                shares authorized                                                                                    84,606
                Class D Shares of Common Stock, $.10 par value, 100,000,000
                shares authorized                                                                                    62,422
                Paid-in capital in excess of par                                                                 58,031,082
                Accumulated investment loss--net                                              $      (192)
                Accumulated realized capital losses on investments and foreign
                currency transactions--net                                                     (4,885,460)
                Unrealized appreciation on investments--net                                        407,390
                                                                                              ------------
                Total accumulated losses--net                                                                   (4,478,262)
                                                                                                               ------------
                Net assets                                                                                     $ 54,147,352
                                                                                                               ============

Net Asset       Class A--Based on net assets of $4,501,916 and 481,683 shares outstanding                      $       9.35
Value:                                                                                                         ============
                Class B--Based on net assets of $36,190,162 and 3,993,359 shares outstanding                   $       9.06
                                                                                                               ============
                Class C--Based on net assets of $7,665,247 and 846,061 shares outstanding                      $       9.06
                                                                                                               ============
                Class D--Based on net assets of $5,790,027 and 624,218 shares outstanding                      $       9.28
                                                                                                               ============

See Notes to Financial Statements.


Merrill Lynch Disciplined Equity Fund, Inc., May 31, 2002


STATEMENT OF OPERATIONS


                For the Year Ended May 31, 2002
Investment      Dividends (net of $1,238 foreign withholding tax)                                              $    659,504
Income:         Interest                                                                                             94,150
                                                                                                               ------------
                Total income                                                                                        753,654
                                                                                                               ------------

Expenses:       Account maintenance and distribution fees--Class B                            $    431,268
                Investment advisory fees                                                           418,514
                Account maintenance and distribution fees--Class C                                  89,307
                Registration fees                                                                   85,969
                Professional fees                                                                   69,278
                Directors' fees and expenses                                                        57,348
                Accounting services                                                                 56,737
                Transfer agent fees--Class B                                                        52,601
                Printing and shareholder reports                                                    47,212
                Account maintenance fees--Class D                                                   17,627
                Custodian fees                                                                      16,306
                Transfer agent fees--Class C                                                        11,814
                Transfer agent fees--Class D                                                         6,917
                Transfer agent fees--Class A                                                         5,197
                Pricing fees                                                                           176
                Other                                                                               17,119
                                                                                              ------------
                Total expenses                                                                                    1,383,390
                                                                                                               ------------
                Investment loss--net                                                                              (629,736)
                                                                                                               ------------

Realized &      Realized gain (loss)on:
Unrealized         Investments--net                                                            (3,863,460)
Gain (Loss) on     Foreign currency transactions--net                                                1,584      (3,861,876)
Investments &                                                                                 ------------
Foreign         Change in unrealized appreciation on investments--net                                           (4,441,784)
Currency                                                                                                       ------------
Transactions--  Total realized and unrealized loss on investments and foreign
Net:               currency transactions--net                                                                   (8,303,660)
                                                                                                               ------------
                Net Decrease in Net Assets Resulting from Operations                                           $(8,933,396)
                                                                                                               ============

See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      For the Year
                                                                                                      Ended May 31,
                Increase (Decrease) in Net Assets:                                                 2002             2001
Operations:     Investment loss--net                                                         $   (629,736)    $   (831,964)
                Realized gain (loss) on investments and foreign currency transactions--net     (3,861,876)        3,830,751
                Change in unrealized appreciation on investments--net                          (4,441,784)      (1,275,613)
                                                                                             -------------    -------------
                Net increase (decrease) in net assets resulting from operations                (8,933,396)        1,723,174
                                                                                             -------------    -------------

Distributions   Realized gain on investments--net:
to                 Class A                                                                       (216,081)               --
Shareholders:      Class B                                                                     (1,733,160)               --
                   Class C                                                                       (351,204)               --
                   Class D                                                                       (294,391)               --
                                                                                             -------------    -------------
                Net decrease in net assets resulting from distributions to shareholders        (2,594,836)               --
                                                                                             -------------    -------------

Capital Share   Net decrease in net assets derived from capital share transactions            (12,740,134)      (8,051,633)
Transactions:                                                                                -------------    -------------

Net Assets:     Total decrease in net assets                                                  (24,268,366)      (6,328,459)
                Beginning of year                                                               78,415,718       84,744,177
                                                                                             -------------    -------------
                End of year*                                                                 $  54,147,352    $  78,415,718
                                                                                             =============    =============

                *Accumulated investment loss--net                                            $   (629,736)               --
                                                                                             =============    =============

See Notes to Financial Statements.


Merrill Lynch Disciplined Equity Fund, Inc., May 31, 2002


FINANCIAL HIGHLIGHTS

                                                                                                     Class A
The following per share data and ratios
have been derived from information                                                                           For the Period
provided in the financial statements.                                                      For the Year     June 25, 1999++
                                                                                          Ended May 31,        to May 31,
Increase (Decrease) in Net Asset Value:                                                  2002          2001       2000
Per Share       Net asset value, beginning of period                                 $    10.94   $    10.59     $    10.00
Operating                                                                            ----------   ----------     ----------
Performance:    Investment loss--net                                                    (.01)**      (.02)**          (.03)
                Realized and unrealized gain (loss) on investments and foreign
                currency transactions--net                                               (1.21)          .37            .62
                                                                                     ----------   ----------     ----------
                Total from investment operations                                         (1.22)          .35            .59
                                                                                     ----------   ----------     ----------
                Less distributions from realized gain on investments--net                 (.37)           --             --
                                                                                     ----------   ----------     ----------
                Net asset value, end of period                                       $     9.35   $    10.94     $    10.59
                                                                                     ==========   ==========     ==========

Total           Based on net asset value per share                                     (11.38%)        3.31%       5.90%+++
Investment                                                                           ==========   ==========     ==========
Return:***

Ratios to       Expenses                                                                  1.29%        1.22%         1.34%*
Average                                                                              ==========   ==========     ==========
Net Assets:     Investment loss--net                                                     (.12%)       (.16%)        (.31%)*
                                                                                     ==========   ==========     ==========

Supplemental    Net assets, end of period (in thousands)                             $    4,502   $    6,436     $    6,420
Data:                                                                                ==========   ==========     ==========
                Portfolio turnover                                                      139.17%      197.33%        113.76%
                                                                                     ==========   ==========     ==========



                                                                                                     Class B
The following per share data and ratios
have been derived from information                                                                           For the Period
provided in the financial statements.                                                      For the Year     June 25, 1999++
                                                                                          Ended May 31,        to May 31,
Increase (Decrease) in Net Asset Value:                                                  2002          2001       2000
Per Share       Net asset value, beginning of period                                 $    10.72   $    10.49     $    10.00
Operating                                                                            ----------   ----------     ----------
Performance:    Investment loss--net                                                    (.11)**      (.13)**          (.14)
                Realized and unrealized gain (loss) on investments and foreign
                currency transactions--net                                               (1.18)          .36            .63
                                                                                     ----------   ----------     ----------
                Total from investment operations                                         (1.29)          .23            .49
                                                                                     ----------   ----------     ----------
                Less distributions from realized gain on investments--net                 (.37)           --             --
                                                                                     ----------   ----------     ----------
                Net asset value, end of period                                       $     9.06   $    10.72     $    10.49
                                                                                     ==========   ==========     ==========

Total           Based on net asset value per share                                     (12.30%)        2.19%       4.90%+++
Investment                                                                           ==========   ==========     ==========
Return:***

Ratios to       Expenses                                                                  2.32%        2.23%         2.36%*
Average                                                                              ==========   ==========     ==========
Net Assets:     Investment loss--net                                                    (1.15%)      (1.18%)       (1.36%)*
                                                                                     ==========   ==========     ==========

Supplemental    Net assets, end of period (in thousands)                             $   36,190   $   52,373     $   56,455
Data:                                                                                ==========   ==========     ==========
                Portfolio turnover                                                      139.17%      197.33%        113.76%
                                                                                     ==========   ==========     ==========



                                                                                                     Class C
The following per share data and ratios
have been derived from information                                                                           For the Period
provided in the financial statements.                                                      For the Year     June 25, 1999++
                                                                                          Ended May 31,        to May 31,
Increase (Decrease) in Net Asset Value:                                                  2002          2001       2000
Per Share       Net asset value, beginning of period                                 $    10.72   $    10.48     $    10.00
Operating                                                                            ----------   ----------     ----------
Performance:    Investment loss--net                                                    (.11)**      (.13)**          (.15)
                Realized and unrealized gain (loss) on investments and foreign
                currency transactions--net                                               (1.18)          .37            .63
                                                                                     ----------   ----------     ----------
                Total from investment operations                                         (1.29)          .24            .48
                                                                                     ----------   ----------     ----------
                Less distributions from realized gain on investments--net                 (.37)           --             --
                                                                                     ----------   ----------     ----------
                Net asset value, end of period                                       $     9.06   $    10.72     $    10.48
                                                                                     ==========   ==========     ==========

Total           Based on net asset value per share                                     (12.29%)        2.29%       4.80%+++
Investment                                                                           ==========   ==========     ==========
Return:***

Ratios to       Expenses                                                                  2.33%        2.24%         2.37%*
Average                                                                              ==========   ==========     ==========
Net Assets:     Investment loss--net                                                    (1.16%)      (1.19%)       (1.36%)*
                                                                                     ==========   ==========     ==========

Supplemental    Net assets, end of period (in thousands)                             $    7,665   $   10,353     $   11,488
Data:                                                                                ==========   ==========     ==========
                Portfolio turnover                                                      139.17%      197.33%        113.76%
                                                                                     ==========   ==========     ==========

*Annualized.
**Based on average shares outstanding.
***Total investment returns exclude the effects of sales charges.
++Commencement of operations.
+++Aggregate total investment return.

See Notes to Financial Statements.


Merrill Lynch Disciplined Equity Fund, Inc., May 31, 2002


FINANCIAL HIGHLIGHTS (concluded)

                                                                                                     Class D
The following per share data and ratios
have been derived from information                                                                           For the Period
provided in the financial statements.                                                      For the Year     June 25, 1999++
                                                                                          Ended May 31,        to May 31,
Increase (Decrease) in Net Asset Value:                                                  2002          2001       2000
Per Share       Net asset value, beginning of period                                 $    10.88   $    10.56     $    10.00
Operating                                                                            ----------   ----------     ----------
Performance:    Investment loss--net                                                    (.04)**      (.04)**          (.06)
                Realized and unrealized gain (loss) on investments and foreign
                currency transactions--net                                               (1.19)          .36            .62
                                                                                     ----------   ----------     ----------
                Total from investment operations                                         (1.23)          .32            .56
                                                                                     ----------   ----------     ----------
                Less distributions from realized gain on investments--net                 (.37)           --             --
                                                                                     ----------   ----------     ----------
                Net asset value, end of period                                       $     9.28   $    10.88     $    10.56
                                                                                     ==========   ==========     ==========

Total           Based on net asset value per share                                     (11.54%)        3.03%       5.60%+++
Investment                                                                           ==========   ==========     ==========
Return:***

Ratios to       Expenses                                                                  1.54%        1.46%         1.59%*
Average                                                                              ==========   ==========     ==========
Net Assets:     Investment loss--net                                                     (.37%)       (.42%)        (.58%)*
                                                                                     ==========   ==========     ==========

Supplemental    Net assets, end of period (in thousands)                             $    5,790   $    9,254     $   10,381
Data:                                                                                ==========   ==========     ==========
                Portfolio turnover                                                      139.17%      197.33%        113.76%
                                                                                     ==========   ==========     ==========

*Annualized.
**Based on average shares outstanding.
***Total investment returns exclude the effects of sales charges.
++Commencement of operations.
+++Aggregate total investment return.

See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Disciplined Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

* Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.



Merrill Lynch Disciplined Equity Fund, Inc., May 31, 2002


NOTES TO FINANCIAL STATEMENTS (continued)


(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $1,584 have been reclassified between accumulated net realized capital losses and accumulated net investment loss, $627,960 has been reclassified between paid-in capital in excess of par and accumulated net investment loss and $6 has been reclassified between paid-in capital in excess of par and accumulated net realized capital loss. These reclassifications have no effect on net assets or net asset values per share.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. As compensation for its services to the Fund, MLIM receives monthly compensation at the annual rate of .65% of the average daily net assets of the Fund.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                           Account          Distribution
                       Maintenance Fee          Fee

Class B                     .25%               .75%
Class C                     .25%               .75%
Class D                     .25%                 --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended May 31, 2002, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

                             FAMD             MLPF&S

Class D                      $655            $10,480


For the year ended May 31, 2002, MLPF&S received contingent deferred sales charges of $143,184 and $1,687 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $879 relating to transactions subject to front-end sales charge waivers in Class A Shares, respectively.

In addition, MLPF&S received $58,806 in commissions on the execution of portfolio security transactions for the Fund for the year ended May 31, 2002.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended May 31, 2002, the Fund reimbursed MLIM $7,475 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, FDS, FAMD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2002 were $85,052,785 and $99,221,303, respectively.

Net realized gains (losses) for the year ended May 31, 2002 and net unrealized gains as of May 31, 2002 were as follows:


                                      Realized          Unrealized
                                   Gains (Losses)         Gains

Long-term investments              $ (3,863,390)      $     407,390
Short-term investments                      (70)                 --
Foreign currency transactions              1,584                 --
                                   -------------      -------------
Total                              $ (3,861,876)      $     407,390
                                   =============      =============


As of May 31, 2002, net unrealized depreciation for Federal income tax purposes aggregated $615,594, of which $4,234,607 related to appreciated securities and $4,850,201 related to depreciated securities. At May 31, 2002, the aggregate cost of investments for Federal income tax purposes was $54,748,025.


4. Capital Share Transactions:
The net decrease in net assets derived from capital share transactions were $12,740,134 and $8,051,633 for the years ended
May 31, 2002 and May 31, 2001, respectively.

Transactions in shares for each class were as follows:



Class A Shares for the Year                               Dollar
Ended May 31, 2002                        Shares          Amount

Shares sold                              136,440      $   1,329,562
Shares issued to shareholders in
reinvestment of distributions             19,929            199,290
                                   -------------      -------------
Total issued                             156,369          1,528,852
Shares redeemed                        (263,071)        (2,557,138)
                                   -------------      -------------
Net decrease                           (106,702)      $ (1,028,286)
                                   =============      =============



Class A Shares for the Year                               Dollar
Ended May 31, 2001                        Shares          Amount

Shares sold                              449,288      $   4,871,087
Shares redeemed                        (467,366)        (4,987,155)
                                   -------------      -------------
Net decrease                            (18,078)      $   (116,068)
                                   =============      =============



Class B Shares for the Year                               Dollar
Ended May 31, 2002                        Shares          Amount

Shares sold                              334,201      $   3,186,162
Shares issued to shareholders in
reinvestment of distributions            151,464          1,481,320
                                   -------------      -------------
Total issued                             485,665          4,667,482
Shares redeemed                      (1,332,010)       (12,648,117)
Automatic conversion of shares          (44,231)          (418,185)
                                   -------------      -------------
Net decrease                           (890,576)      $ (8,398,820)
                                   =============      =============



Class B Shares for the Year                               Dollar
Ended May 31, 2001                        Shares          Amount

Shares sold                              898,784      $   9,644,885
Shares redeemed                      (1,360,091)       (14,411,409)
Automatic conversion of shares          (38,879)          (413,378)
                                   -------------      -------------
Net decrease                           (500,186)      $ (5,179,902)
                                   =============      =============




Class C Shares for the Year                               Dollar
Ended May 31, 2002                        Shares          Amount

Shares sold                              175,191      $   1,683,691
Shares issued to shareholders in
reinvestment of distributions             31,067            303,527
                                   -------------      -------------
Total issued                             206,258          1,987,218
Shares redeemed                        (325,746)        (3,095,753)
                                   -------------      -------------
Net decrease                           (119,488)      $ (1,108,535)
                                   =============      =============



Class C Shares for the Year                               Dollar
Ended May 31, 2001                        Shares          Amount

Shares sold                              333,883      $   3,594,545
Shares redeemed                        (464,065)        (4,936,478)
                                   -------------      -------------
Net decrease                           (130,182)      $ (1,341,933)
                                   =============      =============



Class D Shares for the Year                               Dollar
Ended May 31, 2002                        Shares          Amount

Shares sold                               56,951      $     555,191
Automatic conversion of shares            43,353            418,185
Shares issued to shareholders in
reinvestment of distributions             25,157            250,056
                                   -------------      -------------
Total issued                             125,461          1,223,432
Shares redeemed                        (351,435)        (3,427,925)
                                   -------------      -------------
Net decrease                           (225,974)      $ (2,204,493)
                                   =============      =============




Merrill Lynch Disciplined Equity Fund, Inc., May 31, 2002


NOTES TO FINANCIAL STATEMENTS (concluded)




Class D Shares for the Year                               Dollar
Ended May 31, 2001                        Shares          Amount

Shares sold                              150,356      $   1,634,875
Automatic conversion of shares            38,470            413,378
                                   -------------      -------------
Total issued                             188,826          2,048,253
Shares redeemed                        (321,587)        (3,461,983)
                                   -------------      -------------
Net decrease                           (132,761)      $ (1,413,730)
                                   =============      =============


5. Short-Term Borrowings:
The Fund, along with certain other funds managed by MLIM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the year ended May 31, 2002.


6. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended May 31, 2002 and May 31, 2001 was as follows:


                                      5/31/2002         5/31/2001

Distributions paid from:
  Ordinary income                  $          --      $          --
  Net long-term capital gains          2,594,836                 --
                                   -------------      -------------
Total taxable distributions        $   2,594,836      $          --
                                   =============      =============



As of May 31, 2002, the components of accumulated losses on a tax basis were as follows:


Undistributed ordinary income--net                   $           --
Undistributed long-term capital gains--net                       --
                                                     --------------
Total undistributed earnings--net                                --
Capital loss carryforward                              (2,732,845)*
Unrealized losses--net                                (1,745,417)**
                                                     --------------
Total accumulated losses--net                        $  (4,478,262)
                                                     ==============

*On May 31, 2002, the Fund had a net capital loss carryforward of approximately $2,732,845, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.
**The difference between book-basis and tax-basis net unrealized losses is attributable to the tax deferral of losses on wash sales, and the deferral of post-October capital losses for tax purposes.



INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders,
Merrill Lynch Disciplined Equity Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Disciplined Equity Fund, Inc. as of May 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Disciplined Equity Fund, Inc. as of May 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
July 12, 2002



IMPORTANT TAX INFORMATION (unaudited)


Merrill Lynch Disciplined Equity Fund, Inc. paid a long-term capital gains distribution of $.368850 per share to shareholders of record on August 6, 2001.

Please retain this information for your records.



Merrill Lynch Disciplined Equity Fund, Inc., May 31, 2002


OFFICERS AND DIRECTORS

                                                                                              Number of      Other
                                                                                            Portfolios in  Director-
                        Position(s)     Length                                               Fund Complex    ships
                            Held       of Time                                               Overseen by    Held by
Name, Address & Age      with Fund      Served  Principal Occupation(s) During Past 5 Years    Director     Director
Interested Director

Terry K. Glenn*           President    1999 to  Chairman, Americas Region since 2001, and     127 Funds     None
800 Scudders Mill Road    and          present  Executive Vice President since 1983 of      184 Portfolios
Plainsboro, NJ 08536      Director              Fund Asset Management, L.P. ("FAM") and
Age: 61                                         Merrill Lynch Investment Managers, L.P.
                                                ("MLIM"); President of Merrill Lynch
                                                Mutual Funds since 1999; President of
                                                FAM Distributors, Inc. ("FAMD") since
                                                1986 and Director thereof since 1991;
                                                Executive Vice President and Director
                                                of Princeton Services, Inc. ("Princeton
                                                Services") since 1993; President of
                                                Princeton Administrators, L.P. since
                                                1988; Director of Financial Data
                                                Services, Inc. since 1985.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of
Princeton Services; and President of Princeton Administrators, L.P.
The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors.



                                                                                              Number of      Other
                                                                                            Portfolios in  Director-
                        Position(s)     Length                                               Fund Complex    ships
                            Held       of Time                                               Overseen by    Held by
Name, Address & Age      with Fund     Served*  Principal Occupation(s) During Past 5 Years    Director     Director
Independent Directors

Donald W. Burton          Director     2002 to  General Partner of The Burton Partnership,     25 Funds     ITC Delta-
614 West Bay Street                    present  Limited Partnership; Managing General       41 Portfolios   Com, Inc.;
Tampa, FL 33606                                 Partner of The South Atlantic Venture                       ITC Holding
Age: 58                                         Funds; Member of the Investment Advisory                    Company,
                                                Committee of the Florida State Board of                     Inc.;
                                                Administration.                                             Knology,
                                                                                                            Inc.; Main-
                                                                                                            Bancorp,
                                                                                                            N.A.; Pri-
                                                                                                            Care, Inc.;
                                                                                                            Sumbion,
                                                                                                            Inc.


M. Colyer Crum            Director     1978 to  James R. Williston Professor of Investment     25 Funds     Cambridge
104 Westcliff Road                     present  Management Emeritus, Harvard Business       41 Portfolios   Bancorp
Weston, MA 02493                                School since 1996.
Age: 69


Laurie Simon Hodrick      Director     1999 to  Professor of Finance and Economics,            25 Funds     Junior
809 Uris Hall                          present  Graduate School of Business, Columbia       41 Portfolios   League of
3022 Broadway                                   University since 1998; Associate                            Central
New York, NY 10027                              Professor of Finance and Economics,                         Westchester
Age: 39                                         Graduate School of Business, Columbia
                                                University from 1996 to 1998.


J. Thomas Touchton        Director     1977 to  Managing Partner of the Witt Touchton          25 Funds     Tampa Bay
Suite 3405                             present  Company since 1972.                         41 Portfolios   History
One Tampa City Center                                                                                       Center
201 North Franklin Street
Tampa, FL 33062
Age: 63


Fred G. Weiss             Director     1999 to  Managing Director of FGW Associates            25 Funds     Watson
16450 Maddalena Place                  present  since 1997; Vice President, Planning,       41 Portfolios   Pharmaceu-
Delray Beach, FL 33446                          Investment and Development of Warner                        ticals, Inc.;
Age: 60                                         Lambert Co. from 1979 to 1997.                              BTG Inter-
                                                                                                            national
                                                                                                            PLC;
                                                                                                            Michael J.
                                                                                                            Fox Founda-
                                                                                                            tion for
                                                                                                            Parkinson's
                                                                                                            Research

*The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



                        Position(s)     Length
                            Held       of Time
Name, Address & Age      with Fund     Served*  Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke           Vice         1993 to  First Vice President of FAM and MLIM since 1997 and the Treasurer
P.O. Box 9011             President    present  thereof since 1999; Senior Vice President and Treasurer of Princeton
Princeton, NJ 08543-9011  and          and      Services since 1999; Vice President of FAMD since 1999; Vice President
Age: 41                   Treasurer    1999 to  of FAM and MLIM from 1990 to 1997; Director of Taxation of MLIM since present  1990.


Robert C. Doll, Jr.       Senior Vice  2001 to  President of FAM and MLIM since 2001; Co-head (Americas Region) of
P.O. Box 9011             President    present  FAM and MLIM from 2000 to 2001; Director of Princeton Services since
Princeton, NJ 08543-9011  and                   1999; Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and
Age: 47                   Portfolio             Executive Vice President thereof from 1991 to 1999.
                          Manager


Andrea Mitroff            Portfolio    2002 to  Associate Portfolio Manager of MLIM since 1999 and various positions,
P.O. Box 9011             Manager      present  including Director of Quantitative Analysis at AIM, formerly GT Global/
Princeton, NJ 08543-9011                        Chancellor LGT, from 1991 - 1999.
Age: 37


Susan B. Baker            Secretary    2002 to  Director (Legal Advisory) of the Manager since 1999; Vice President of
P.O. Box 9011                          present  the Manager from 1993 to 1999; attorney associated with the Manager
Princeton, NJ 08543-9011                        since 1987.
Age: 44


*Officers of the Fund serve at the pleasure of the Board of Directors.


Further information about the Fund's Officers and Directors is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.